Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
Note 4 — Related Party Transactions
Founder Shares
In May 2020, the Sponsor paid an aggregate of $25,000 on behalf of the Company to cover certain offering costs in exchange for the issuance of 1,437,500 shares of common stock (the “Founder Shares”) to the Sponsor. In July 2020, the Sponsor forfeited 57,500 Founder Shares for no consideration, and Ladenburg Thalmann & Co. Inc., the representative of the underwriters (“Ladenburg”), and certain of its employees purchased an aggregate of 57,500 shares of common stock (the “Representative Shares”) at an average purchase price of approximately $0.017 per share, for an aggregate purchase price of $977.50. The Company estimated the aggregate fair value of the Representative Shares to be approximately $288,000 on the date of transfer. The difference in the issuance date estimated fair value of the Representative Shares, compared to the aggregate purchase price, was determined to be an offering cost of the Company in accordance with Staff Accounting Bulletin Topic 5A. Accordingly, the offering cost was allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs related to the Representative Shares amounted to approximately $287,000, of which approximately $269,000 was charged to the initial carrying value of temporary equity related to the common stock subject to redemption and approximately $18,000 was charged to additional paid-in
capital related to the Public Warrants.
The Sponsor and Ladenburg agreed to forfeit up to an aggregate of 180,000 Founder Shares and 7,500 Representative Shares, respectively, on a pro rata basis, to the extent that the option to purchase additional units was not exercised in full by the underwriters, so that the Founder Shares and the Representative Shares would represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering (excluding the Private Placement Units and underlying securities). On February 2, 2021, the underwriters fully exercised the over-allotment option; thus, these 187,500 shares were no longer subject to forfeiture.
The Sponsor agreed not to transfer, assign or sell 50% of their Founder Shares until the earlier of (i) six months after the date of the consummation of the initial Business Combination or (ii) the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing after the initial Business Combination, and the remaining 50% of the Founder Shares may not be transferred, assigned or sold until six months after the date of the consummation of the initial Business Combination, or earlier, in either case, if, subsequent to the initial Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Private Placement Units
Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 247,000 Private Placement Units at a price of $10.00 per unit to the Sponsor, generating proceeds of approximately $2.5 million.
Each Private Placement Unit consists of one share of common stock and one-half
of one redeemable warrant (“Private Placement Warrant”). Each Private Placement Warrant entitles the holder thereof to purchase one share of common stock at an exercise price of $11.50 per full share. A portion of the proceeds from the Private Placement was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire.
The Private Placement Units and their component securities and the Founder Shares held by Ladenburg will not be transferable, assignable or salable until 30 days after the consummation of the initial Business Combination except to permitted transferees.
Related Party Loans
On May 27, 2020, the Sponsor agreed to loan the Company up to $300,000 to be used for the payment of costs related to the Initial Public Offering pursuant to a promissory note, which was later amended on January 4, 2021 (the “Note”). The Note was non-interest
bearing, unsecured and was due upon the date the Company consummated the Initial Public Offering. The Company borrowed approximately $116,000 under the Note and fully repaid the Note on February 2, 2021.
In connection with the Extension Amendment, the Sponsor, or its designees, has agreed to contribute to us as a loan of $0.033 for each public share that is not redeemed for each subsequent calendar month commencing on May 2, 2022, and on the 2nd day of each subsequent month, or portion thereof, that is needed by the Company to complete an initial Business Combination from May 2, 2022 until the end of the Combination Period (the “Additional Contributions”). The amount of the Additional Contributions will not bear interest and will be repayable by us to our Sponsor or its designees upon consummation of an initial Business Combination. Our Sponsor or its designees will have the sole discretion whether to continue extending for additional calendar months until the Extended Date and if our Sponsor determines not to continue extending for additional calendar months, its obligation to make Additional Contributions will terminate.
On May 2, 2022, the Company issued a non-convertible unsecured promissory note (the “Extension Note”) in the principal amount of $167,032.54 to our Sponsor. The Sponsor deposited such funds into the Trust Account. Also on May 2, 2022, the Company issued an additional convertible unsecured promissory note (the “Working Capital Note”) in the aggregate principal amount of $424,770.00 to the Sponsor. The Working Capital Note was issued to provide the Company with additional working capital during the extended period during which the Company must complete its initial business combination, and will not be deposited into the Trust Account. The Company issued the Working Capital Note in consideration for a loan from the Sponsor to fund the Company’s working capital requirements. The Working Capital Note is convertible at the Sponsor’s election upon the consummation of our initial business combination. Upon such election, the Working Capital Note will convert, at a price of $10.00 per unit, into units identical to the private placement units issued in connection with the Company’s initial public offering.
In addition, in order to finance transaction costs in connection with a Business Combination, the Initial Stockholders may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion (the “Working Capital Loans”). Each loan would be evidenced by a promissory note. The notes will either be paid upon consummation of the initial Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of the notes may be converted upon consummation of the Business Combination into additional Private Placement Units at a conversion price of $10.00 per Private Placement Unit. If the Company does not complete a Business Combination, the loans will not be repaid. As of March 31, 2022 and December 31, 2021, the Company had no borrowings under the Working Capital Loans.
Administrative Support Agreement
Commencing on the effective date of the Company’s prospectus, the Company agreed to pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the initial business combination
 or the Company’s liquidation, the Company will cease paying these monthly fees. The Company incurred $30,000 and $20,000 in administrative expenses-related party in the accompanying condensed consolidated statements of operations for the three months ended March 31, 2022 and 2021, respectively.
Financial Advisory Fees
The Company paid a fee of $25,000 to its Chief Financial Officer in February 2021 for financial advisory services to the Company. The Company in the future may pay Brookline Capital Markets (“Brookline”) or its affiliates, partners or employees, a fee for financial advisory services rendered in connection with the Company’s identification, negotiation and consummation of an initial Business Combination. The amount of any fee paid to Brookline or its affiliates, partners or employees, will be based upon the prevailing market rates for similar services for such transactions at such time.

NOTE 4 — RELATED PARTY TRANSACTIONS
Founder Shares
In May 2020, the Sponsor paid an aggregate of $25,000 on behalf of the Company to cover certain offering costs in exchange for the issuance of 1,437,500 shares of common stock (the “Founder Shares”) to the Sponsor.

In July 2020, the Sponsor forfeited 57,500 Founder Shares for no consideration, and Ladenburg Thalmann & Co. Inc., the representative of the underwriters (“Ladenburg”), and certain of its employees purchased an aggregate of 57,500 shares of common stock (the “Representative Shares”) at an average purchase price of approximately $0.017 per share, for an aggregate purchase price of $977.50.

The Company estimated the aggregate fair value of the Representative Shares to be approximately $288,000 on the date of transfer. The difference in the issuance date estimated fair value of the Representative Shares, compared to the aggregate purchase price, was determined to be an offering cost of the Company in accordance with Staff Accounting Bulletin Topic 5A. Accordingly, the offering cost was allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs related to the Representative Shares amounted to approximately $287,000, of which approximately $269,000 was charged to the initial carrying value of temporary equity related to the common stock subject to redemption and approximately $18,000 was charged to additional paid-in capital related to the Public Warrants.
The

Sponsor and Ladenburg agreed to forfeit up to an aggregate of
180,000
Founder Shares and
7,500
Representative Shares, respectively, on a pro rata basis, to the extent that the option to purchase addit ion
al units was not exercised in full by the underwriters, so that the Founder Shares and the Representative Shares would represent
20
% of the Company’s issued and outstanding shares after the Initial Public Offering (excluding the Private Placement Units and underlying securities). On February
2
,
2021
, the underwriters fully exercised the over-allotment option; thus, these
187,500
shares were no longer subject to forfeiture.
The Sponsor agreed not to transfer, assign or sell 50% of their Founder Shares until the earlier of (i) six months after the date of the consummation of the initial Business Combination or (ii) the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing after the initial Business Combination, and the remaining 50% of the Founder Shares may not be transferred, assigned or sold until six months after the date of the consummation of the initial Business Combination, or earlier, in either case, if, subsequent to the initial Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Private Placement Units
Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 247,000 Private Placement Units at a price of $10.00 per unit to the Sponsor, generating proceeds of approximately $2.5 million.
Each Private Placement Unit consists of one share of common stock and one-half
of one redeemable warrant (“Private Placement Warrant”). Each Private Placement Warrant entitles the holder thereof to purchase one share of common stock at an exercise price of $11.50 per full share. A portion of the proceeds from the Private Placement was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire.
The Private Placement Units and their component securities and the Founder Shares held by Ladenburg will not be transferable, assignable or salable until 30 days after the consummation of the initial Business Combination except to permitted transferees.
Related Party Loans
On May 27, 2020, the Sponsor agreed to loan the Company up to $300,000 to be used for the payment of costs related to the Initial Public Offering pursuant to a promissory note, which was later amended on January 4,

2021 (the “Note”). The Note was
non-interest
bearing, unsecured and was due upon the date the Company

consummated the Initial Public Offering. The Company borrowed approximately $116,000 under the Note and fully repaid the Note on February 2, 2021.
In addition, in order to finance transaction costs in connection with a Business Combination, the Initial Stockholders may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion (the “Working Capital Loans”). Each loan would be evidenced by a promissory note. The notes will either be paid upon consummation of the initial Business Combination, without interest, or, at the lender’s discretion, up to

$
1.5

million of the notes may be converted upon consummation of the Business Combination into additional Private Placement Units at a conversion price of
$
10.00
per Private Placement Unit. If the Company does not complete a Business Combination, the loans will not be repaid. As of December 31, 2021, the Company had no borrowings under the Working Capital Loans.
Administrative Support Agreement
Commencing on the effective date of the Company’s prospectus, the Company agreed to pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of an initial business combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company incurred $110,000 in administrative expenses-related party in the accompanying statement of operations for the year ended December 31, 2021. There were no expenses incurred for the period from May 27, 2020 (inception) through December 31, 2020. As of December 31, 2021, the Company had $30,000 payable for these services.
Financial Advisory Fees
The Company paid a fee of $25,000 to its Chief Financial Officer in February 2021 for financial advisory services to the Company. The Company in the future may pay Brookline Capital Markets (“Brookline”) or its affiliates, partners or employees, a fee for financial advisory services rendered in connection with the Company’s identification, negotiation and consummation of an initial Business Combination. The amount of any fee paid to Brookline or its affiliates, partners or employees, will be based upon the prevailing market rates for similar services for such transactions at such time.